SCHEDULE OF RECONCILIATION OF INCOME TAX (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (3,989,276)	$ (3,939,961)
Expected income tax recovery at statutory rates	(598,000)	(591,000)
Provincial income tax recovery	(373,000)	(290,000)
Effect of income taxes from US operations	(58,000)	(100,000)
Change in statutory, foreign tax, foreign exchange rates and other	(3,000)	(18,000)
Permanent differences – debt discount	116,000
Permanent differences – debt extinguishment	134,000
Permanent differences - Other	11,000	3,000
Adjustment to prior years provision versus statutory tax returns	3,000	(43,000)
Change in valuation allowance	768,000	1,039,000
Deferred income tax recovery